INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry forwards	$ 746,919	$ 548,876
Share-based compensation	174,465	216,310
Accural to cash	(45,292)	(158,698)
Other	2,278,510	1,396,446
Total deferred tax assets	3,154,602	2,002,934
Valuation allowance	(3,098,002)	(1,946,334)
Net deferred tax asset	56,600	56,600
Deferred tax liabilities:
Tax deductible licensing agreement	(56,600)	(56,600)
Accrual to cash
Other
Total deferred tax liabilities	(56,600)	(56,600)
Net deferred tax assets (liabilities)